Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical)
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group
Percentage of controlling interest	100.00%	100.00%	100.00%
Weifang Nepstar Pharmaceutical Co., Ltd. (Weifang Nepstar)
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group
Percentage of controlling interest	100.00%	100.00%	100.00%
Shanghai Nepstar Chain Co., Ltd. ("Shanghai Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Guangzhou Nepstar Chain Co., Ltd. ("Guangzhou Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Ningbo Nepstar Chain Co., Ltd. ("Ningbo Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Sichuan Nepstar Chain Co., Ltd. ("Sichuan Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Jiangsu Nepstar Chain Co., Ltd. ("Jiangsu Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Dalian Nepstar Chain Co., Ltd. ("Dalian Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Hangzhou Nepstar Chain Co., Ltd. ("Hangzhou Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shandong Minkang Nepstar Chain Co., Ltd. ("Shandong Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shenzhen Nepstar Chain Co., Ltd. (Shenzhen Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Qingdao Nepstar Chain Co., Ltd. ("Qingdao Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Tianjin Nepstar Chain Co., Ltd. ("Tianjin Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Yunnan Jian Zhijia Chain Drugstore Ltd.
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores [1]
Percentage of controlling interest		40.00%	40.00%
Fuzhou Nepstar Chain Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Hubei Nepstar Chain Co., Ltd. ("Hubei Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Beijing Nepstar Chain Co., Ltd. (Beijing Nepstar)
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shenyang Nepstar Chain Co., Ltd. ("Shenyang Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shenzhen Nepstar E-commerce Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Online retail sales of merchandise
Percentage of controlling interest	100.00%	100.00%	100.00%
Zaozhuang Nepstar Chain Co., Ltd. ("Zaozhuang Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%
Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Hunan Nepstar Health Chain Co., Ltd. ("Hunan Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%
Wuhan Nepstar Drugstore Co., Ltd. ("Wuhan Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%

[1]	Yunnan Nepstar was 40% owned by Nepstar Pharmaceutical and 60% owned by Yunnan Jianzhijia Holding Co., Ltd. ("JZJ Holding"), a company 100% beneficially owned by a director of Yunnan Nepstar. On December 28, 2012, the Group completed the sales of its 40% equity ownership in Yunnan Nepstar to JZJ Holding. In accordance with the terms of the agreement entered into by the Group and JZJ Holding in connection with the transaction, JZJ Holding has acquired the Group's 40% equity ownership in Yunnan Nepstar for a total cash consideration of RMB 81,480. As of December 31, 2012, Yunnan Nepstar is no longer an equity method investee of the Group. See Note 10.